CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited)	Mar. 31, 2025 USD ($)
Current Assets:
Total Current Assets	$ 594,013
TOTAL ASSETS	1,027,658
Current liabilities:
Accounts payable	199,749
Accrued expenses	442,994
Notes and interest payable	643,132
Total Current Liabilities	4,621,536
TOTAL LIABILITIES	9,201,636
Commitments and contingencies
Stockholders' equity:
Accumulated deficit	(9,317,701)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	1,027,658
Angel Studios Inc. Cik0001671941
Current Assets:
Cash and cash equivalents	14,185,031
Accounts receivable, net	13,136,046
Current portion of licensing receivables, net	8,940,688
Physical media inventory	1,609,298
Current portion of notes receivable	1,560,893
Current portion of digital assets receivable	20,212,926
Loan guarantee receivable	9,638,416
Prepaid expenses and other	13,376,790
Total Current Assets	82,660,088
Licensing receivables, net	10,068,216
Notes receivable, net of current portion	4,171,109
Property and equipment, net	683,355
Content, net	1,911,664
Intangible assets, net	1,898,893
Digital assets	3,272,847
Investments in affiliates	9,217,834
Operating lease right-of-use assets	2,573,176
Digital assets receivable, net of current portion	1,535,410
Other long-term assets	589,924
TOTAL ASSETS	118,582,516
Current liabilities:
Accounts payable	7,859,622
Accrued expenses	14,466,478
Current portion of accrued licensing royalties	17,649,356
Notes and interest payable	22,163,481
Current portion of operating lease liabilities	692,824
Deferred revenue	36,012,666
Loan guarantee payable	7,638,416
Current portion of accrued settlement costs	287,244
Total Current Liabilities	106,770,087
Accrued settlement costs, net of current portion	4,017,241
Accrued licensing royalties, long-term	8,367,099
Notes payable, net of current portion	3,412,222
Operating lease liabilities, net of current portion	1,971,697
TOTAL LIABILITIES	124,538,346
Commitments and contingencies
Stockholders' equity:
Common stock, value	27,466
Additional paid-in capital	112,917,006
Noncontrolling interests	2,425,339
Accumulated deficit	(121,325,641)
Total stockholders' equity	(5,955,830)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 118,582,516